Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Equity Reserve	Number of Common Shares	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)	Treasury shares
Balance, shares at Dec. 31, 2023			128,728,248
Balance, amount at Dec. 31, 2023	$ 106,001	$ 11,041	$ 151,688	$ (5,208)	$ (51,423)	$ (97)
Statement [Line Items]
At the market issuances, shares			1,886,248
At the market issuances, amount	926	0	$ 926	0	0	0
Carrying value of RSUs exercised, shares			585,265
Carrying value of RSUs exercised, amount	0	(512)	$ 512	0	0	0
Issuance costs	(38)	0	(38)	0	0	0
Share-based payments	423	423	0	0	0	0
Net income for the period	599	0	0	0	599	0
Currency translation differences	(111)	0	0	(111)	0	0
Balance, amount at Mar. 31, 2024	107,800	10,952	$ 153,088	(5,319)	(50,824)	(97)
Balance, shares at Mar. 31, 2024			131,199,761
Balance, shares at Dec. 31, 2024			140,565,642
Balance, amount at Dec. 31, 2024	125,399	11,529	$ 163,325	(6,035)	(43,323)	(97)
Statement [Line Items]
At the market issuances, shares			1,300
Carrying value of RSUs exercised, shares			334,989
Carrying value of RSUs exercised, amount	0	(279)	$ 279	0	0	0
Issuance costs	179	0	179	0	0	0
Share-based payments	362	362	0	0	0	0
Net income for the period	5,617	0	0	0	5,617	0
Currency translation differences	95	0	$ 0	95	0	0
Exercise of options, shares			793,581
Exercise of options, amount	755	(452)	$ 1,207	0	0	0
At the market issuances, amount	3	0	3	0	0	0
Carrying value of RSUs forfeited for withholding taxes	(122)	(122)
Balance, amount at Mar. 31, 2025	$ 132,288	$ 11,038	$ 164,993	$ (5,940)	$ (37,706)	$ (97)
Balance, shares at Mar. 31, 2025	2,000,000		141,695,512